(LOSS) EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
(LOSS) EARNING PER SHARE
Schedule of basic and diluted loss per share

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Numerator:
Net (loss) earning	(181,246)	(2,680,259)	515,101	80,831
Net income attributable to noncontrolling interest	(1,046)	(29,088)	(15,003)	(2,354)
Net (loss) earning attributable to the Company	(182,292)	(2,709,347)	500,098	78,477
Plus undeclared cumulative dividend on perpetual convertible preferred shares	—	(22,806)	—	—
Deemed distribution to perpetual convertible preferred shareholders	—	(470,643)	—	—
Dividend distribution to perpetual convertible preferred shareholders	—	—	(5,831)	(915)
Adjusted net (loss) earning attributable to ordinary shareholders - Basic	(182,292)	(3,202,796)	494,267	77,562

Changes in the fair value of convertible promissory notes	—	—	(829,149)	(130,112)
Adjusted interest for convertible promissory notes	—	—	9,703	1,523
Adjusted net loss attributable to ordinary shareholders -Diluted	(182,292)	(3,202,796)	(325,179)	(51,027)

Denominator:
Weighted average number of shares outstanding—basic	668,833,756	716,888,919	865,352,554	865,352,554
Weighted average number of shares outstanding—diluted	668,833,756	716,888,919	911,591,433	911,591,433
(Loss) earning per share—Basic:
Net (loss) earning	(0.27)	(4.47)	0.57	0.09
	(0.27)	(4.47)	0.57	0.09
Loss per share—Diluted:
Net loss	(0.27)	(4.47)	(0.36)	(0.06)
	(0.27)	(4.47)	(0.36)	(0.06)